Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000017607 | Roche Holding AG8219733
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017607 | Novo Nordisk A/S8219882
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017607 | Alibaba Group Holding Ltd8217956
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017607 | Reckitt Benckiser Group PLC8220161
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017607 | Sanofi SA8220023
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017607 | CaixaBank SA8219906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017607 | Rexel SA8220018
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017607 | UBS Group AG8219749
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017607 | ABB Ltd8219701
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | Enel SpA8218125
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017607 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017607 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017607 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017607 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017607 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017607 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017607 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017607 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017607 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017607 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017607 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000017606 | Roche Holding AG8219733
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017606 | Novo Nordisk A/S8219882
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017606 | Alibaba Group Holding Ltd8217956
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017606 | Reckitt Benckiser Group PLC8220161
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017606 | Sanofi SA8220023
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017606 | CaixaBank SA8219906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017606 | Rexel SA8220018
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017606 | UBS Group AG8219749
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017606 | ABB Ltd8219701
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | Enel SpA8218125
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017606 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017606 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017606 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017606 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017606 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017606 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017606 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017606 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017606 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017606 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017606 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000147407 | Roche Holding AG8219733
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147407 | Novo Nordisk A/S8219882
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147407 | Alibaba Group Holding Ltd8217956
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147407 | Reckitt Benckiser Group PLC8220161
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147407 | Sanofi SA8220023
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147407 | CaixaBank SA8219906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147407 | Rexel SA8220018
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147407 | UBS Group AG8219749
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147407 | ABB Ltd8219701
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | Enel SpA8218125
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147407 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147407 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147407 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147407 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147407 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147407 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147407 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147407 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147407 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000147407 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000147407 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000017609 | Taiwan Semiconductor Manufacturing Co Ltd8220995
Holdings [Line Items]
Percent of Total Investments	6.20%
C000017609 | Alibaba Group Holding Ltd8220183
Holdings [Line Items]
Percent of Total Investments	3.50%
C000017609 | Samsung Electronics Co Ltd8220658
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017609 | Tencent Holdings Ltd8220308
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017609 | Naspers Ltd8221158
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017609 | Meituan8220279
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017609 | Uni-President Enterprises Corp8220997
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017609 | Itau Unibanco Holding SA8221069
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017609 | Taiwan Semiconductor Manufacturing Co Ltd8221107
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017609 | Kia Corp8220613
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017609 | China
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000017609 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017609 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017609 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017609 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017609 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017609 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017609 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017609 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017609 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017609 | India
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017609 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000147409 | Taiwan Semiconductor Manufacturing Co Ltd8220995
Holdings [Line Items]
Percent of Total Investments	6.20%
C000147409 | Alibaba Group Holding Ltd8220183
Holdings [Line Items]
Percent of Total Investments	3.50%
C000147409 | Samsung Electronics Co Ltd8220658
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147409 | Tencent Holdings Ltd8220308
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147409 | Naspers Ltd8221158
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147409 | Meituan8220279
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147409 | Uni-President Enterprises Corp8220997
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147409 | Itau Unibanco Holding SA8221069
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147409 | Taiwan Semiconductor Manufacturing Co Ltd8221107
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147409 | Kia Corp8220613
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147409 | China
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000147409 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147409 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147409 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147409 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147409 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147409 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147409 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147409 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147409 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000147409 | India
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000147409 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017608 | Japan Government Ten Year Bond8218802
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017608 | U.S. Treasury Inflation Indexed Bonds8220289
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017608 | Bundesrepublik Deutschland Bundesanleihe8219864
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017608 | China Government Bond8218982
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017608 | Bank of China8220072
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017608 | Japan Government Thirty Year Bond8218830
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017608 | Mexican Bonos8218787
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017608 | Bundesobligation8219857
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017608 | Italy Buoni Poliennali Del Tesoro8219084
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017608 | China Government Bond8218985
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017608 | Supra-National
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017608 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017608 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017608 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017608 | China
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017608 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017608 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017608 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017608 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017608 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017608 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017608 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147408 | Japan Government Ten Year Bond8218802
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147408 | U.S. Treasury Inflation Indexed Bonds8220289
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147408 | Bundesrepublik Deutschland Bundesanleihe8219864
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147408 | China Government Bond8218982
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147408 | Bank of China8220072
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147408 | Japan Government Thirty Year Bond8218830
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147408 | Mexican Bonos8218787
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147408 | Bundesobligation8219857
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147408 | Italy Buoni Poliennali Del Tesoro8219084
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147408 | China Government Bond8218985
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147408 | Supra-National
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147408 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147408 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147408 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147408 | China
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000147408 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147408 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147408 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000147408 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147408 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000147408 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147408 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017610 | Poland Government Bond8220739
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017610 | Republic of South Africa8220541
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017610 | Mexican Bonos8220334
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017610 | Republic of South Africa8220539
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017610 | Thailand Government Bond8220509
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017610 | Turkiye Government Bond8220750
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Malaysia Government Bond8220695
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Republic of South Africa8220546
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Brazil Notas do Tesouro Nacional, Serie F8220737
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Republic of South Africa8220537
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017610 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017610 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017610 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017610 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017610 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017610 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017610 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017610 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017610 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017610 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017610 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147410 | Poland Government Bond8220739
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147410 | Republic of South Africa8220541
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147410 | Mexican Bonos8220334
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147410 | Republic of South Africa8220539
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147410 | Thailand Government Bond8220509
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147410 | Turkiye Government Bond8220750
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Malaysia Government Bond8220695
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Republic of South Africa8220546
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Brazil Notas do Tesouro Nacional, Serie F8220737
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Republic of South Africa8220537
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000147410 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147410 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147410 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147410 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147410 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147410 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147410 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147410 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147410 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147410 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147410 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.00%